Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Deferred Finance Costs, Current, Net	$ 0	$ 146,037
Accumulated Amortization, Deferred Finance Costs		362,088
Income Tax Examination, Likelihood of Unfavorable Settlement	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.
Weighted Average Number of Shares Outstanding, Diluted	9,384,662	6,204,568
2015	1,181
2016	1,181
2017	1,181
2018	1,181
2019	$ 1,181
Employee Stock Option
Weighted Average Number of Shares Outstanding, Diluted	12,420,943	10,172,431
Patents
Finite-Lived Intangible Asset, Useful Life	11 years